Summary of Significant Accounting Policies (Details) - Schedule of foreign currencies (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Foreign Currencies Abstract
Exchange rate end	$ 1	$ 1